Employee benefits (Details 6) - Employee gratuity cost [Member] - Parent Company Gratuity plan [Member]	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Actuarial assumptions to determine gratuity cost [Line Items]
Discount rate	7.75%	7.20%	7.80%
First years [Member]
Actuarial assumptions to determine gratuity cost [Line Items]
Rate of compensation increase	7.00%	7.00%
Later than one year [member]
Actuarial assumptions to determine gratuity cost [Line Items]
Rate of compensation increase	9.00%	9.00%
First Two years [Member]
Actuarial assumptions to determine gratuity cost [Line Items]
Rate of compensation increase			10.00%
Later than Two years [Member]
Actuarial assumptions to determine gratuity cost [Line Items]
Rate of compensation increase			9.00%